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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Capital, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-14549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Goodman
Title:   Managing member
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Jonathan Goodman             Boston, MA             11/14/11
     ----------------------          -------------            --------
          [Signature]                [City, State]             [Date]

* Absolute Return Capital, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion within the meaning of section 3(A)(35) of the Exchange Act with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Absolute Return Capital, LLC shall not be construed as an admission that Absolute Return Capital, LLC is the beneficial owner of such shares held by each of the Funds.


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
                                         ------------

Form 13F Information Table Entry Total:            30
                                         ------------

Form 13F Information Table Value Total:       368,434
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number                 Name

      1          28-12300               Absolute Return Investors, LLC

      2          28-12301               Absolute Return Investors, L.P.

      3          28-12297               Absolute Return Capital Partners, L.P.

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                           ABSOLUTE RETURN CAPITAL LLC
                   FORM 13F INFORMATION TABLE AS OF 9/30/2011

                                                                                                     VOTING
                                TITLE OF                    MARKET                    OTHER         AUTHORITY
      NAME OF ISSUER             CLASS         CUSIP        VALUE         SHARES     MANAGERS    SOLE SHARED NONE
----------------------------   ----------    ---------    ----------    ---------    ---------   ----------------
ANADARKO PETE CORP                COM        032511107        621000        9,856
APACHE CORP                       COM        037411105        544000        6,784
BERRY PETE CO                     COM        085789105        498000       14,077
CHESAPEAKE ENERGY CORP            COM        165167107        571000       22,357
CISCO SYS INC                     COM        17275R102      16718000    1,078,582
DENBURY RES INC                   COM        247916208       1028000       89,368
DISNEY WALT CO                    COM        254687106      15650000      518,915
EQT CORP                          COM        26884L109        670000       12,556
EXXON MOBIL CORP                  COM        30231G102      16824000      231,634
GMX RES INC                       COM        38011M108        373000      164,107
HOME DEPOT INC                    COM        437076102      16902000      514,220
INTEL CORP                        COM        458140100      17995000      843,436
INTERNATIONAL BUSINESS MACHS      COM        459200101      17455000       99,817
MICROSOFT CORP                    COM        594918104      16080000      646,051
NOBLE ENERGY INC                  COM        655044105        570000        8,052
PFIZER INC                        COM        717081103      15624000      883,686
PIONEER NAT RES CO                COM        723787107        588000        8,944
PLAINS EXPL& PRODTN CO            COM        726505100       1010000       44,473
PROCTER & GAMBLE CO               COM        742718109      16692000      264,200
RESOLUTE ENERGY CORP              COM        76116A108        603000       53,058
SPDR S&P 500 ETF TR               ETF        78462F103       6086000       53,785
SANDRIDGE ENERGY INC              COM        80007P307       1024000      184,083
SELECT SECTOR SPDR TR             ETF        81369Y407       8604000      246,818
SELECT SECTOR SPDR TR             ETF        81369Y506      82323000    1,406,984
SELECT SECTOR SPDR TR             ETF        81369Y605      45837000    3,881,215
SELECT SECTOR SPDR TR             ETF        81369Y704       5661000      193,741
SELECT SECTOR SPDR TR             ETF        81369Y886      43793000    1,302,573
ULTRA PETROLEUM CORP              COM        903914109        523000       18,879
WAL MART STORES INC               COM        931142103      16551000      318,900
WHITING PETE CORP NEW             COM        966387102       1016000       28,961